Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income before adjustments to reconcile net income to net cash provided by operating activities:	$ 2,216	$ 2,141
Provision for loan losses	3,241	1,936
Depreciation and amortization	800	867
Deferred income tax (benefit) expense	698	(697)
Securities gains	(634)	(47)
Pension plan curtailment gain	(537)
Loss on disposal of fixed assets		34
Loss (gain) on disposal of other real estate owned	(10)	24
Impairment write down of other real estate owned	97	20
Decrease in interest receivable	412	241
Net investment amortization	333	234
Net decrease in other assets	87	1,387
Net increase (decrease) in interest payable and other liabilities	(593)	538
NET CASH PROVIDED BY OPERATING ACTIVITIES	6,110	6,678
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of securities held to maturity	(5,598)	(6,998)
Purchases of securities available for sale	(70,764)	(79,267)
Redemptions of Federal Home Loan Bank stock	220	63
Proceeds from maturities and calls of securities held to maturity	2,345	1,835
Proceeds from maturities and calls of securities available for sale	57,724	65,293
Proceeds from sales of securities available for sale	20,485	792
Proceeds from sales of securities held to maturity	342
Net decrease in loans	7,187	25,875
Proceeds from disposal of other real estate owned	963	592
Acquisition of premises and equipment	(233)	(405)
NET CASH PROVIDED BY INVESTING ACTIVITIES	12,671	7,780
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in demand and savings deposits	13,114	11,941
Net decrease in time deposits	(12,806)	(9,920)
Net (decrease) increase in short-term borrowings	8,640	(3,810)
Cash dividends paid	(856)	(1,142)
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	8,092	(2,931)
Net increase in cash and cash equivalents	26,873	11,527
Cash and cash equivalents at beginning of year	28,869	17,342
Cash and cash equivalents at end of year	55,742	28,869
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	1,943	3,291
Income taxes	887	590
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS
Transfers of loans to other real estate owned	492	698
Internally financed sales of other real estate owned		$ 850